Right-Of-Use Assets and Lease Liabilities (Schedule of Amounts Recognized in Consolidated Statements of Cash Flows) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Presentation of leases for lessee [abstract]
Total cash outflow for leases	$ 831